Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory [Abstract]
Inventory

Note 4 – Inventory

Inventory was comprised of the following at June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Raw Materials	$-	$-
Packaging	-	34,632
Finished goods	170,385	370,335
	$170,385	$404,970

Note 4 – Inventory

Inventory was comprised of the following at December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Raw Materials	$-	$-
Packaging	34,632	2,907
Finished goods	$370,335	103,496
	$404,970	$106,403